Organization and Summary of Significant Accounting Policies (Activity In The Allowance For Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Organization and Summary of Significant Accounting Policies [Abstract]
Opening balance	$ 95	$ 93	$ 340
Additions during the year		1	14
Write off of allowance	(9)		(263)
Foreign currency translation adjustments	(4)	1	2
Closing balance	$ 82	$ 95	$ 93